Condensed Balance Sheets - USD ($)	Mar. 31, 2015	Dec. 31, 2014
Current Assets
Cash	$ 3,936	$ 208
Prepaid professional fees	2,420	0
Total assets	6,356	208
Current Liabilities
Accounts payable	749,526	710,769
Accrued expenses	267,799	690,247
Related party accounts payable	0	340,163
Accrued compensation	241,435	495,167
Total current liabilities	1,258,760	2,236,346
Stockholders' Equity (Deficit)
Preferred stock, $0.001 par value, 200,000,000 shares authorized and none issued and outstanding at March 31, 2015 and December 31, 2014	0	0
Common stock, $0.001 par value, 2,000,000,000 shares authorized and 211,197,162 and 758,065,119 shares issued and outstanding at March 31, 2015 and December 31, 2014, respectively	211,197	758,065
Additional paid in capital	90,153,456	22,923,087
Accumulated deficit	(91,617,057)	(25,917,290)
Total stockholders' equity (deficit)	(1,252,404)	(2,236,138)
Total liabilities and stockholders' equity (deficit)	$ 6,356	$ 208